Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Carrying value securities pledged as collateral	$ 58,200,000	$ 25,500,000
Number of securities sold	1
Amortized cost of security sold	295,000
Gain realized on sale of securities	7,000
Debt Securities
Schedule Of Marketable Securities [Line Items]
Fair Value of Investment in debt securities	$ 6,300,000	$ 3,000,000
Percentage of fair value of investment in debt	7.00%	8.00%